Earnings Per Share - Earnings Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 29, 2019	Mar. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
Numerator
Net income (loss) attributable to common stockholders - basic	$ (10,632)	$ 3,774	$ 7,286	$ 5,525	$ (6,858)	$ 12,811	$ 15,868	$ 20,601	$ 10,198
Denominator
Weighted-average shares of common stock - basic (in shares)	70,475,000		68,475,000		69,494,000	68,471,000	68,473,000	68,232,000	68,260,000
Effect of dilutive RSUs (in shares)			37,000			28,000	73,000	100,000	63,000
Weighted-average shares of common stock - diluted (in shares)	70,475,000		68,512,000		69,494,000	68,499,000	68,546,000	68,332,000	68,323,000
Earnings (net loss) per share attributable to common stockholders:
Basic (in usd per share)	$ (0.15)		$ 0.11		$ (0.10)	$ 0.19	$ 0.24	$ 0.30	$ 0.15
Diluted (in usd per share)	$ (0.15)		$ 0.11		$ (0.10)	$ 0.19	$ 0.23	$ 0.30	$ 0.15
Performance-based options
Earnings (net loss) per share attributable to common stockholders:
Shares granted but not yet vested (shares)	5,843,343		5,843,343		5,843,343	5,843,343	5,795,330	5,525,860	5,353,473